Fair value Measurements (Details 1) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Ending Balance	$ 116,568,890
Level 3
Beginning Balance	16,600,500
Transfers Into Level 3
Transfers Out of Level 3
Total net (gains) losses included in: Net loss	43,377,890
Total net (gains) losses included in: Other comprehensive income
Purchases
Issues	56,590,500	16,600,500
Sales
Settlements
Ending Balance	116,568,890	16,600,500
Level 3 | Warrant
Beginning Balance	16,600,500
Transfers Into Level 3
Transfers Out of Level 3
Total net (gains) losses included in: Net loss	47,271,140
Total net (gains) losses included in: Other comprehensive income
Purchases
Issues	30,987,900
Sales
Settlements
Ending Balance	94,859,540
Level 3 | Derivatives
Beginning Balance
Transfers Into Level 3
Transfers Out of Level 3
Total net (gains) losses included in: Net loss	(3,893,250)
Total net (gains) losses included in: Other comprehensive income
Purchases
Issues	25,602,600
Sales
Settlements
Ending Balance	$ 21,709,350